Leases - Operating lease cost and others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Components of operating lease cost
Operating lease cost	¥ 10,982	¥ 6,812	¥ 5,600
Variable lease cost	837	47	79
Total operating lease cost	11,819	6,859	5,679
Cash payments for operating leases	6,556	4,408	¥ 3,666
Operating lease assets obtained in exchange for operating lease liabilities	¥ 7,375	¥ 6,974
Weighted average remaining lease term (in years)	9 years 10 months 24 days	9 years 10 months 24 days
Weighted average discount rate (as a percent)	5.10%	5.40%